Equity - Narrative (Details) € / shares in Units, $ / shares in Units, $ in Millions		1 Months Ended						12 Months Ended
	Mar. 25, 2022 shares	Oct. 31, 2022 EUR (€) € / shares shares	Oct. 31, 2022 USD ($) $ / shares shares	Jun. 30, 2022 EUR (€) € / shares	Jun. 30, 2022 USD ($)	Jan. 31, 2022 shares	Jan. 31, 2021 shares	Dec. 31, 2022 EUR (€) shares € / shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2020 shares
Disclosure of classes of share capital [line items]
Par value per share (in euro per share) | € / shares								€ 0.15
Cost of equity transactions, net of tax | €		€ 7,400,000						€ 7,531,000	€ 13,414,000
Number of ordinary shares issued (in shares)		21,000,000	21,000,000					138,346,968	105,190,223
Number of ordinary shares per ADS (in shares)		2	2
Proceeds from issue of ordinary shares		€ 102,900,000	$ 99.9
Number of shares authorised (in shares)								7,267,281
Maximum capital increase authorised | €								€ 5,175,000
ADR
Disclosure of classes of share capital [line items]
Number of ordinary shares issued (in shares)		375,000	375,000
Issue of equity, offering price (in dollar or euro per shares) | $ / shares			$ 9.51
Ordinary shares
Disclosure of classes of share capital [line items]
Number of ordinary shares issued (in shares)		20,250,000	20,250,000
Issue of equity, offering price (in dollar or euro per shares) | € / shares		€ 4.90
Pfizer Inc. | Equity subscription agreement
Disclosure of classes of share capital [line items]
Issue of equity				€ 90,600,000	$ 95.0
Par value per share (in euro per share) | € / shares				€ 9.49
Cost of equity transactions, net of tax | €				€ 100,000
Share capital
Disclosure of classes of share capital [line items]
Number of share options exercised (in shares)						1,176,391		2,578,636	952,372	26,750
Issuance of ordinary shares, June 2022 (in shares)								9,549,761
Stock option plans
Disclosure of classes of share capital [line items]
Number of share options exercised (in shares)						1,114,963	790,075	1,114,963	790,075
Stock option plans | ESOP 2013
Disclosure of classes of share capital [line items]
Number of share options exercised (in shares)						615,918
Stock option plans | ESOP 2015
Disclosure of classes of share capital [line items]
Number of share options exercised (in shares)						478,845
Stock option plans | ESOP 2016
Disclosure of classes of share capital [line items]
Number of share options exercised (in shares)						20,200	363,050
Free convertible preferred share plans | FCPS Program 2017-2021
Disclosure of classes of share capital [line items]
Number of share options converted in share-based payment arrangement (in shares)								28,348
Increase in number of ordinary shares issued (in shares)								772,070
Free ordinary shares program
Disclosure of classes of share capital [line items]
Number of other equity instruments vested (in shares)								636,648	0
Free ordinary shares program | Plan 2019-2023
Disclosure of classes of share capital [line items]
Number of other equity instruments vested (in shares)	636,648